Financial Instruments (Schedule of Anticipated Repayment Dates of the Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Book Value Non Derivative Financial Liabilities
Trade payables	$ 95,036	$ 136,505
Other current liabilities	17,681	204,686
Lease Liabilities Including Interest	37,570	33,395
Debentures (including interest payable)	526,771	586,600
Loans from banks and others including interest	640,348	628,293
Disclosure Of Financial Liabilities Hedging Instruments Abstract
Forward exchange rate contracts		5,014
Other forward exchange rate contracts		1,199
Financial liabilities	1,317,406	1,595,692
Projected cash fows: Non-derivative financial liabilities
Trade payables	95,036	136,505
Other current liabilities	17,681	204,686
Lease liabilities including interest payable	46,938	38,375
Debentures (including interest payable)	588,997	669,883
Loans from banks and others including interest	793,946	772,875
Financial liabilities - hedging instruments
Forward exchange rate contracts		6,368
Other forward exchange rate contracts		1,790
Financial liabilities	1,542,598	1,830,482
Up to 1 year [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables	95,036	136,505
Other current liabilities	17,681	204,686
Lease liabilities including interest payable	17,812	19,492
Debentures (including interest payable)	22,413	21,326
Loans from banks and others including interest	44,142	44,244
Financial liabilities - hedging instruments
Forward exchange rate contracts		6,230
Other forward exchange rate contracts		1,790
Financial liabilities	197,084	434,273
1-2 years [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables	0	0
Other current liabilities	0	0
Lease liabilities including interest payable	2,855	2,602
Debentures (including interest payable)	66,467	24,431
Loans from banks and others including interest	74,438	70,895
Financial liabilities - hedging instruments
Forward exchange rate contracts		138
Other forward exchange rate contracts		0
Financial liabilities	143,760	98,066
2-5 years [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables	0	0
Other current liabilities	0	0
Lease liabilities including interest payable	6,756	6,232
Debentures (including interest payable)	223,939	236,364
Loans from banks and others including interest	172,343	325,201
Financial liabilities - hedging instruments
Forward exchange rate contracts		0
Other forward exchange rate contracts		0
Financial liabilities	403,038	567,797
More than five years [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables	0	0
Other current liabilities	0	0
Lease liabilities including interest payable	19,515	10,049
Debentures (including interest payable)	276,178	387,762
Loans from banks and others including interest	503,023	332,535
Financial liabilities - hedging instruments
Forward exchange rate contracts		0
Other forward exchange rate contracts		0
Financial liabilities	$ 798,716	$ 730,346